Trading assets and liabilities	12 Months Ended
Dec. 31, 2017
Trading assets and liabilities
15 Trading assets and liabilities
end of	2017	2016
Trading assets (CHF million)
Debt securities	72,765	65,668
Equity securities	55,722	63,871
Derivative instruments [1]	19,621	26,782
Other	8,226	8,829
Trading assets	156,334	165,150
Trading liabilities (CHF million)
Short positions	24,465	24,565
Derivative instruments [1]	14,654	20,365
Trading liabilities	39,119	44,930
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2017	2016
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,288	33,429
Cash collateral received	14,996	22,948
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,141	5,705
Cash collateral received	8,644	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	2017	2016
Trading assets (CHF million)
Debt securities	72,826	65,675
Equity securities	55,822	63,874
Derivative instruments [1]	19,900	27,013
Other	8,226	8,830
Trading assets	156,774	165,392
Trading liabilities (CHF million)
Short positions	24,478	24,583
Derivative instruments [1]	14,654	20,369
Trading liabilities	39,132	44,952
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2017	2016
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,587	33,688
Cash collateral received	14,996	22,951
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,142	5,706
Cash collateral received	8,644	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 25 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.